Significant Accounting Policies (narrative) (detail) $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) Number	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Sales Revenue [Line Items]
Net Sales	$ 1,245,681	$ 1,275,360	$ 1,286,350
Advertising Expense	2,100	2,000	$ 1,700
Deferred Financing Cost, Current	900
Deferred Finance Costs, Noncurrent	$ 200
Seneca Foods Plants [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Number	27
Seneca Foods Warehouses [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Number	31
General Mills Operations LLC [Member]
Sales Revenue [Line Items]
UnshippedProduct	$ 43,300
General Mills Operations LLC [Member] | Sales Revenue Net [Member]
Sales Revenue [Line Items]
Net Sales	$ 95,800	$ 126,100
Net Sales Percentage	6.00%	11.00%	13.00%
Top Ten Customers [Member] | Sales Revenue Net [Member]
Sales Revenue [Line Items]
Net Sales Percentage	42.00%	48.00%	49.00%
Shipping and Handling Cost [Member] | Sales Revenue Net [Member]
Sales Revenue [Line Items]
Net Sales	$ 38,000	$ 38,300	$ 38,800